Brown Advisory Sustainable Growth Fund
Schedule of Investments
September 30, 2025 (Unaudited)

COMMON STOCKS - 99.6%	Shares	Value
Communication Services - 3.4%
Spotify Technology SA (a)	226,719	$158,249,862
Trade Desk, Inc. - Class A (a)	2,564,529	125,687,566
		283,937,428

Consumer Discretionary - 11.3%
Airbnb, Inc. - Class A (a)	1,409,861	171,185,323
Amazon.com, Inc. (a)	2,826,306	620,572,008
Chipotle Mexican Grill, Inc. (a)	3,996,859	156,636,904
		948,394,235

Financials - 17.5%
Ares Management Corp.	1,072,728	171,518,480
Arthur J Gallagher & Co.	897,867	278,105,325
Charles Schwab Corp.	2,524,283	240,993,298
KKR & Co., Inc.	1,962,816	255,067,939
Progressive Corp.	793,574	195,973,099
Visa, Inc. - Class A	946,144	322,994,639
		1,464,652,780

Health Care - 6.6%
Danaher Corp.	965,317	191,383,749
Intuitive Surgical, Inc. (a)	392,918	175,724,717
West Pharmaceutical Services, Inc.	715,383	187,666,422
		554,774,888

Industrials - 13.3%
Carrier Global Corp.	3,244,384	193,689,725
Equifax, Inc.	683,853	175,428,810
GE Aerospace	639,964	192,513,970
Uber Technologies, Inc. (a)	2,161,279	211,740,504
Veralto Corp.	1,601,007	170,683,356
Verisk Analytics, Inc.	681,384	171,374,890
		1,115,431,255

Information Technology - 45.7%
Cadence Design Systems, Inc. (a)	601,157	211,162,408
Datadog, Inc. - Class A (a)	1,416,791	201,751,038
Dynatrace, Inc. (a)	2,598,819	125,912,781
Intuit, Inc.	493,703	337,154,716
KLA Corp.	155,902	168,155,897
Marvell Technology, Inc.	3,175,335	266,950,413
Microsoft Corp.	1,409,515	730,058,294
Monolithic Power Systems, Inc.	268,759	247,430,286
NVIDIA Corp.	3,833,663	715,284,843
Samsara, Inc. - Class A (a)	1,617,278	60,243,605
ServiceNow, Inc. (a)	254,438	234,154,203
Shopify, Inc. - Class A (a)	831,572	123,579,915
Snowflake, Inc. (a)	583,948	131,709,471
Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	995,461	278,022,303
		3,831,570,173

Materials - 1.8%
Ecolab, Inc.	538,905	147,584,523
TOTAL COMMON STOCKS (Cost $4,897,679,384)		8,346,345,282

SHORT-TERM INVESTMENTS - 0.7%	Shares	Value
Money Market Funds - 0.7%
First American Government Obligations Fund - Class Z, 4.01%(b)	57,014,375	57,014,375
TOTAL SHORT-TERM INVESTMENTS (Cost $57,014,375)		57,014,375

TOTAL INVESTMENTS - 100.3% (Cost $4,954,693,759)		8,403,359,657
Liabilities in Excess of Other Assets - (0.3)%		(23,796,353)
TOTAL NET ASSETS - 100.0%		$8,379,563,304
two		–%
Percentages are stated as a percent of net assets.		–%

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

ADR - American Depositary Receipt

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized yield as of September 30, 2025.

Summary of Fair Value Disclosure as of September 30, 2025 (Unaudited)

Brown Advisory Sustainable Growth Fund (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of September 30, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$8,346,345,282	$–	$–	$8,346,345,282
Money Market Funds	57,014,375	–	–	57,014,375
Total Investments	$8,403,359,657	$–	$–	$8,403,359,657

Refer to the Schedule of Investments for further disaggregation of investment categories.